Acquisitions, Investments, Dispositions and Assets Held for Sale - Radiopolis (Details) $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 31, 2020 MXN ($)	Jun. 30, 2020 MXN ($) item	Mar. 31, 2020 MXN ($) item	Jul. 31, 2019 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Assets					$ 271,246,332	$ 290,343,892
Liabilities					183,307,299	$ 184,718,659
Pre-tax gain of disposition on Radipolis					932,449
Sistema Radiopolis, S.A. de C.V. (Radiopolis) and subsidiaries
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary sold (as a percent)						50.00%	50.00%
Aggregate cash proceeds				$ 1,248,000
Assets						$ 1,675,426
Liabilities						$ 432,812
Number of cash payments | item		2	2
Cash payment	$ 534,605	$ 110,000	$ 603,395
Dividends received	$ 285,669
Pre-tax gain of disposition on Radipolis					$ 932,449